Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives	12 Months Ended
Dec. 31, 2021
Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives
Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

32. Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

The breakdown of the fair value and nominal amount of trading financial derivatives asset as of December 31, 2020 and 2021 is as follows:

	12/31/2020		12/31/2021
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	1,030	5	12,453	—
Market Index Futures	9	—	72	—

Forwards:
Foreign Currency Forwards	171,450	9,293	261,701	5,042
Foreign Exchange (Spot)	40,944	92	30,428	88
Equity Forwards	2,270	48	—	—

Options:
Foreign Currency Options	72,892	3,879	88,639	1,874
Interest Rate Options	54,471	232	53,370	712
Market Index Options	271	43	281	45
Equity Options	649	72	775	85

Swaps:
IRS	3,596,532	196,170	3,577,417	94,895
Equity Swaps	—	—	—	—
CCS	472,918	86,337	486,767	76,649
Total Trading	4,413,436	296,171	4,511,903	179,390

As of December 31, 2020 and 2021, 296,171 million pesos and 179,390 million pesos (assets) are OTC financial derivatives of the total amount of the trading financial derivatives asset, respectively.

The breakdown of the fair value and nominal amount of hedging financial derivatives asset as of December 31, 2020 and 2021 is as follows:

	12/31/2020		12/31/2021
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	10,824	4,282	11,125	4,547
Foreign Currency Forwards	36,144	4,013	57,669	5,233

Fair value hedge:
IRS	1,000	11	47,047	1,454
CCS	—	—	244	14
Total Hedging	47,968	8,306	116,085	11,248
Total Financial Derivatives Asset	4,461,404	304,477	4,627,988	190,638

The breakdown of the fair value and nominal amount of trading financial derivatives liability as of December 31, 2020 and 2021 is as follows:

	12/31/2020		12/31/2021
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	4,614	—	10,827	—
Market Index Futures	139	—	612	1

Forwards:
Foreign Currency Forwards	175,827	7,991	214,999	3,389
Foreign Exchange (Spot)	29,930	72	33,031	102
Market Index Forwards	2,292	33	—	—

Options:
Foreign Currency Options	54,923	2,766	70,823	2,064
Interest Rate Options	93,248	306	78,509	915
Market Index Options	697	582	1,904	1,422
Equity Options	868	65	1,934	209

Swaps:
IRS	3,597,275	189,535	3,724,129	93,600
Equity Swaps	704	184	859	342
CCS	451,191	84,577	417,366	74,634
Total Trading	4,411,708	286,111	4,554,993	176,678

As of December 31, 2020 and 2021, 286,111 million pesos and 176,678 million pesos (liabilities), respectively are OTC financial derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging financial derivatives liability as of December 31, 2020 and 2021 is as follows:

	12/31/2020		12/31/2021
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	11,311	365	7,311	42
CCS	4,958	1,540	2,704	864
Foreign Currency Forwards	18,622	569	7,289	238

Fair value hedge:
IRS	49,380	4,361	1,867	96
CCS	34,922	12,243	28,715	6,922
Total Hedging	119,193	19,078	47,886	8,162
Total Financial Derivatives Liability	4,530,901	305,189	4,602,879	184,840

As of December 31, 2020 and 2021, the collateral provided to engage in financial derivatives transactions in organized markets is as follows:

		12/31/2020	12/31/2021

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	3,113	4,326
Chicago Mercantile Exchange	Cash	1,009	1,934
Foreign financial institutions	Cash	1	1
		4,123	6,261

Deposits of collateral back up positions operated on the Mexican Derivatives Exchange Market (Mercado Mexicano de Derivados), such as futures based on the IPC, USD futures, listed option futures, positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options, and positions operated through foreign financial institutions.

The guarantees and/or collateral delivered for the OTC financial derivatives transactions as of December 31, 2020 and 2021 are as follows:

		12/31/2020	12/31/2021

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	15,738	7,163
Foreign financial institutions	Cash	12,216	6,071
		27,954	13,234
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	4,410	3,443
Foreign financial institutions	Bonds	896	2,932
		5,306	6,375

The guarantees and/or collateral received for the OTC financial derivatives transactions as of December 31, 2020 and 2021 are as follows:

		12/31/2020	12/31/2021

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	21,649	9,325
Foreign financial institutions	Cash	1,403	17,594
		23,052	26,919

		12/31/2020	12/31/2021

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	5,483	4,491
		5,483	4,491

Upon executing transactions with OTC financial derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt instruments, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the financial derivatives contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 12).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, “ECR”). ECR is composed of the current exposure of the contract (at fair value in the case of financial derivatives) and the Potential Future Exposure (hereinafter, “PFE”) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For financial derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the Risk Factor, the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting records.

As of December 31, 2020 and 2021, the cumulative net credit risk exposure of the Bank was 45,372 million pesos and 32,803 million pesos, respectively. Counterparty credit risk comprises financial derivatives, repurchase agreements and securities lending.  Received collateral is included with risk mitigation purposes to estimate exposure.